July 3, 2014

VIA EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Transamerica Financial Life Insurance Company
                  ML of New York Variable Life Separate Account
                  Initial Registration Statement on Form S-6
                  (File No. 333-197173)

Commissioners:

         On behalf of Transamerica Financial Life Insurance Company ("Company") and ML of New York Variable Life Separate Account("Separate Account"), I hereby certify that the form of prospectus supplement dated July 1, 2014 that would have been filed pursuant to paragraph (b) of Rule 497 would not have differed from that contained in the above-referenced initial registration statement on Form S-6 for the Separate Account. That initial registration statement was filed electronically with the Commission on July 1, 2014.

         Please call the undersigned at (727) 299-1830 if you have any questions or comments regarding this transmittal.

 Sincerely,

/s/Arthur D. Woods

Arthur D. Woods
Vice President